Revenue and Receivables from Contracts with Customers - Schedule of Allowance for Credit Losses (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses, increase	$ 0.2